Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Mar. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

9. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of March 31,
	2024	2023
	$’000	$’000

Current
Prepaid professional fee (note a)	460	72
Prepaid information technology expenses	30	60
Prepaid office expenses	82	29
Prepaid marketing expenses (note b)	813	-
Deferred IPO costs	-	343
Others	7	9
Total prepaid expenses and other current assets, net - current	1,392	513

Non-current
Prepaid professional expenses (note a)	450	-
Total prepaid expenses - non-current	450	-

Note:

(a)	Prepaid professional fee are virtual asset business solutions consultancy fee advanced to the advisors. The service is expected to be provided from year 2024 to year 2028.

(b)	Prepaid marketing expenses are associated with marketing, branding creation, and AI video production services that are paid for in advance to marketing firms.